Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets [text block]
The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2018
Historic cost	63,804,999	31,499,321	2,250,027	659,730	98,214,077
Accumulated amortization	-	(20,674,588)	-	(507,009)	(21,181,597)
Book Value	63,804,999	10,824,733	2,250,027	152,721	77,032,480

As of December 31, 2018
Additions (1)	16,647,981	3,431,842	784,900	-	20,864,723
Additions for business combinations (cost) (2)	7,168,245	67,119	-	-	7,235,364
Divestitures (cost)	-	-	(92,415)	-	(92,415)
Amortization of year	-	(2,999,205)	-	(39,751)	(3,038,956)
Conversion effect	(1,251,533)	(164,197)	-	(44,251)	(1,459,981)
Effect of conversion (amortization)	-	(212,119)	-	(23,841)	(235,960)
Others increase (decreased) (3)	18,117,445	323,268	-	218,174	18,658,887
Changes	40,682,138	446,708	692,485	110,331	41,931,662
Book Value	104,487,137	11,271,441	2,942,512	263,052	118,964,142

As of December 31, 2018
Historic cost	104,487,137	35,157,353	2,942,512	833,653	143,420,655
Accumulated amortization	-	(23,885,912)	-	(570,601)	(24,456,513)
Book Value	104,487,137	11,271,441	2,942,512	263,052	118,964,142

As of December 31, 2019
Additions	-	7,624,915	268,321	-	7,893,236
Additions for business combinations (cost) (2)	393,946	-	-	-	393,946
Amortization of year	-	(3,363,211)	-	(99,933)	(3,463,144)
Conversion effect	(12,069,829)	(478,931)	-	(121,562)	(12,670,322)
Effect of conversion (amortization)	-	188,764	-	37,420	226,184
Others increase (decreased) (3)	13,535,980	605,356	-	133,288	14,274,624
Changes	1,860,097	4,576,893	268,321	(50,787)	6,654,524
Book Value	106,347,234	15,848,334	3,210,833	212,265	125,618,666

As of December 31, 2019
Historic cost	106,347,234	42,908,693	3,210,833	845,379	153,312,139
Accumulated amortization	-	(27,060,359)	-	(633,114)	(27,693,473)
Book Value	106,347,234	15,848,334	3,210,833	212,265	125,618,666

(1) Corresponds mainly to the brands mentioned in
Note 1 – General information, letter C)
.
(2) See
Note 15 – Business combinations
.
(3) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.

Disclosure Of Detailed Information About Brand Names [Text Block]
The cash generating units associated to the
trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2019	As of December 31, 2018
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	32,109,965	31,659,575
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	Cervecería Kunstmann S.A. (3) (5)	1,091,223	1,091,223
	Sub-Total	35,730,970	35,280,580
International Business	CCU Argentina S.A. and subsidiaries (1)	38,839,911	36,807,884
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,482,090	2,651,576
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,542,203	3,558,832
	Bebidas Bolivianas BBO S.A. (2)	5,864,121	6,363,540
	Sub-Total	50,728,325	49,381,832
Wines	Viña San Pedro Tarapacá S.A. (4)	19,887,939	19,824,725
	Sub-Total	19,887,939	19,824,725
Total		106,347,234	104,487,137

(1)

See
Note 1 – General Information, letter C)
.
(2)

See
Note 15 – Business combinations, letter a)
.
(3)

See
Note 15 – Business combinations, letter b)
.
(4)

See
Note 15 – Business combinations, letter c)
.
(5)

See
Note 15 – Business combinations, letter d)
.